Preferred Shares (Details) - Schedule of balance of Series Preferred and redeemable noncontrolling interests - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Series A1/C1 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 80,581	$ 76,684	$ 76,684	$ 76,864	$ 66,839
Accretion before the extinguishment				961
Conversion from Series A1 to C2 Preferred				(11,417)
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment				7,135
Accretion after the extinguishment				3,141
Accretion			3,897
Reclassification from noncontrolling interests
Accretion before the fair value change
Fair value change of redeemable noncontrolling interests due to extinguishment
Accretion after the fair value change					10,025
Ending balance			80,581	76,684	76,864
Series B1/C2 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	81,966	73,100	73,100	65,881	57,490
Accretion before the extinguishment				804
Conversion from Series A1 to C2 Preferred				11,417
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment				(12,146)
Accretion after the extinguishment				7,144
Accretion			8,866
Reclassification from noncontrolling interests
Accretion before the fair value change
Fair value change of redeemable noncontrolling interests due to extinguishment
Accretion after the fair value change					8,391
Ending balance			81,966	73,100	65,881
Series EEL/D1 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	146,583	127,935	127,935	153,223	140,000
Accretion before the extinguishment				15,439
Conversion from Series A1 to C2 Preferred
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment				(56,127)
Accretion after the extinguishment				15,400
Accretion			18,648
Reclassification from noncontrolling interests
Accretion before the fair value change
Fair value change of redeemable noncontrolling interests due to extinguishment
Accretion after the fair value change					13,223
Ending balance			146,583	127,935	153,223
Redeemable noncontrolling interests [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	90,820	80,561	80,561	79,615
Accretion before the extinguishment				796
Conversion from Series A1 to C2 Preferred
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment				(8,299)
Accretion after the extinguishment				8,449
Accretion	5,841	7,681	10,259
Reclassification from noncontrolling interests					81,438
Accretion before the fair value change					2,505
Fair value change of redeemable noncontrolling interests due to extinguishment					(5,828)
Accretion after the fair value change					1,500
Ending balance		$ 88,242	$ 90,820	$ 80,561	$ 79,615